Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ 4,459,076	¥ 3,123,437	¥ 2,227,093